SEGMENT INFORMATION (Details)	10 Months Ended
Dec. 31, 2025 USD ($) segment
SEGMENT INFORMATION
Investments held in Trust Account	$ 232,809,646
Cash and cash equivalents	749,812
General and administrative expenses	450,346
Interest earned on investments held in Trust Account	$ 2,809,646
Single reportable segment
SEGMENT INFORMATION
Number of reportable segment | segment	1
Investments held in Trust Account	$ 232,809,646
Cash and cash equivalents	749,812
General and administrative expenses	450,346
Interest earned on investments held in Trust Account	$ 2,809,646